SUBSEQUENT EVENTS - Altium warrant exercises and the Altium Agreement, the warrants outstanding (Details) - $ / shares		1 Months Ended
	Aug. 19, 2022	Aug. 10, 2022	Aug. 02, 2022	Jul. 14, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Number of shares outstanding					5,065,154,799		3,354,650,799
ADS
Subsequent Event [Line Items]
Number of shares outstanding					1,013,031	670,931	670,930	240,292	240,292	240,292
Number of warrants outstanding					1,052,904
ADS | Warrants held by 2020 noteholders
Subsequent Event [Line Items]
Number of warrants outstanding					3,216
ADS | Altium Agreement
Subsequent Event [Line Items]
Number of warrants outstanding					0
Subsequent Event
Subsequent Event [Line Items]
Number of shares outstanding	23,996,009,799
Subsequent Event | ADS
Subsequent Event [Line Items]
Number of shares outstanding	4,799,129
Percentage of shares outstanding	99.99%
Subsequent Event | ADS | Altium Agreement
Subsequent Event [Line Items]
Exercise price of warrant per ADS			$ 0.00
Shares issued (in shares)			399,999
Number of warrants outstanding	3,372,036
Subsequent Event | ADS | Altium Agreement | Series A Warrant and Investor Exchange Warrants
Subsequent Event [Line Items]
Number of shares issued for warrants				399,999
Exercise price of warrant per ADS				$ 0.00
Subsequent Event | ADS | Altium Agreement | Warrants held by 2020 noteholders
Subsequent Event [Line Items]
Number of shares issued for warrants		26,172
Exercise price of warrant per ADS	$ 0	$ 0.00		$ 0.00
Shares issued (in shares)		26,172
Number of warrants outstanding	3,216
Subsequent Event | ADS | Altium Agreement | Exchange warrant held by Investor
Subsequent Event [Line Items]
Number of shares issued for warrants			99,074
Subsequent Event | ADS | Altium Agreement | Warrants held by former Cellect warrant holders
Subsequent Event [Line Items]
Exercise price of warrant per ADS	$ 137.5
Number of warrants outstanding	8,820
Subsequent Event | ADS | Altium Agreement | Common Warrant
Subsequent Event [Line Items]
Exercise price of warrant per ADS	$ 5.00
Number of warrants outstanding	3,360,000
Subsequent Event | ADS | Altium Agreement | Series A warrants held by Investor
Subsequent Event [Line Items]
Number of shares issued for warrants			300,925